UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: MAY 31

Date of reporting period: JUNE 1, 2012 – NOVEMBER 30, 2012 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG Funds

November 30, 2012

Essex Small/Micro Cap Growth Fund

Managers
INVESTMENT GROUP

SAR015-1112

Essex Small/Micro Cap Growth Fund

Semi-Annual Report — November 30, 2012

TABLE OF CONTENTS	Page
ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	3

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	6

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	7
Balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	8
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	9
Detail of changes in assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	10
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	11

NOTES TO FINANCIAL STATEMENTS	12
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS	16

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2012	Expense Ratio for the Period	Beginning Account Value 06/01/12	Ending Account Value 11/30/12	Expenses Paid During the Period*
Essex Small/Micro Cap Growth Fund
Class A
Based on Actual Fund Return	1.48%	$1,000	$1,069	$7.68
Hypothetical (5% return before expenses)	1.48%	$1,000	$1,018	$7.49

Class C
Based on Actual Fund Return	2.23%	$1,000	$1,065	$11.57
Hypothetical (5% return before expenses)	2.23%	$1,000	$1,014	$11.28

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Fund Performance

Periods ended November 30, 2012 (unaudited)

The table below shows the average annual total returns for the Essex Small/Micro Cap Growth Fund and the Russell 2000® Growth Index for the same time periods ended November 30, 2012.

Average Annual Total Returns[1]		Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
Essex Small/Micro Cap Growth Fund[2,3]
Class A**	No Load	6.93%	9.97%	(2.86)%	8.38%	7.33%	09/28/00
Class A**	With Load	0.78%	3.65%	(4.00)%	7.74%	6.81%	09/28/00
Class C**†	No Load	6.50%	9.14%	(3.59)%	—	(1.11)%	03/01/06
Class C**†	With Load	5.50%	8.14%	(3.59)%	—	(1.11)%	03/01/06
Russell 2000® Growth Index[4]		7.64%	11.13%	3.03%	8.71%	2.09%	09/28/00	††

**	The inception date for Class A shares reflects that of the “Predecessor Fund” which commenced operations September 28, 2000. Class C shares commenced operations on March 1, 2006.
†	Class C shares convert to an equal dollar value of Class A shares at the end of the tenth year after purchase.

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member of FINRA.

††	Date reflects the inception date of the Fund, not the index.
*	Not Annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2012. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[4]

The Russell 2000® Growth Index measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 2000® Growth Index is a registered trademark of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC Insured, nor bank guaranteed. May lose value.

Essex Small/Micro Cap Growth Fund

Fund Snapshots

November 30, 2012

Portfolio Breakdown (unaudited)
Industry	Essex Small/Micro Cap Growth Fund**	Russell 2000® Growth Index
Health Care	28.9%	20.7%
Information Technology	27.4%	21.8%
Industrials	21.5%	17.8%
Consumer Discretionary	11.0%	16.4%
Financials	9.7%	7.1%
Materials	2.9%	4.7%
Energy	2.7%	5.5%
Telecommunication Services	1.1%	0.8%
Consumer Staples	1.1%	4.9%
Utilities	0.0%	0.3%
Other Assets and Liabilities	(6.3)%	0.0%

**	As a percentage of net assets.

Top Ten Holdings (unaudited)
Security Name	%of Net Assets
Headwaters, Inc.	2.0%
On Assignment, Inc.*	1.9
Stewart Information Services Corp.	1.9
Manhattan Associates, Inc.	1.7
Lionbridge Technologies, Inc.	1.7
CNO Financial Group, Inc.	1.7
HealthStream, Inc.*	1.6
eHealth, Inc.	1.6
Krispy Kreme Doughnuts, Inc.	1.6
BioScrip, Inc.	1.6

Top Ten as a Group	17.3%

*	Top Ten Holding at May 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments

November 30, 2012 (unaudited)

	Shares	Value
Common Stocks - 106.3%
Consumer Discretionary - 11.0%
Aeropostale, Inc.*	19,289	$266,381
Big 5 Sporting Goods Corp.	50,848	711,872
Citi Trends, Inc.*	45,416	634,007
DreamWorks Animation SKG, Inc., Class A*	24,893	426,417
Imax Corp.*,1	27,840	602,736
Jamba, Inc.*	279,494	586,937
Krispy Kreme Doughnuts, Inc.*	91,773	835,134
LeapFrog Enterprises, Inc.*	62,393	568,400
Marcus Corp.	24,259	287,227
Pacific Sunwear of California, Inc.*	166,673	253,343
Valuevision Media, Inc., Class A*	295,358	540,505
Total Consumer Discretionary		5,712,959

Consumer Staples - 1.1%
Hain Celestial Group, Inc., The*	9,319	561,656

Energy - 2.7%
Dawson Geophysical Co.*	27,310	621,303
Pioneer Energy Services Corp.*	60,597	438,116
Tsakos Energy Navigation, Ltd.	96,432	326,904
Total Energy		1,386,323

Financials - 9.7%
Banner Corp.	25,897	778,205
CNO Financial Group, Inc.	96,206	875,475
Crawford & Co., Class B	83,573	524,003
eHealth, Inc.*	32,694	843,505
Evercore Partners, Inc., Class A	17,497	480,643
Old Republic International Corp.	53,664	562,935
Stewart Information Services Corp.	35,662	973,573
Total Financials		5,038,339

Health Care - 28.9%
Affymetrix, Inc.*	165,843	552,257
Air Methods Corp.*	4,213	459,933
Akorn, Inc.*	49,393	666,312
BioScrip, Inc.*	80,526	829,418
Bruker Corp.*	45,243	660,548
Conceptus, Inc.*,1	30,845	641,884
Cutera, Inc.*	50,070	473,161
Derma Sciences, Inc.*,1	63,328	721,306
Dusa Pharmaceuticals, Inc.*	84,519	673,616
HealthStream, Inc.*	36,087	855,984
Heska Corp.	31,486	281,800
ICON PLC, Sponsored ADR*	23,895	659,263
Ligand Pharmaceuticals, Inc., Class B*	28,657	565,403

	Shares	Value
MWI Veterinary Supply, Inc.*	6,335	$707,239
NeoGenomics, Inc.*	159,372	452,616
NuVasive, Inc.*	27,084	393,260
Omnicell, Inc.*	37,484	572,381
OraSure Technologies, Inc.*	54,020	415,954
PAREXEL International Corp.*	18,375	593,329
Repligen Corp.*	113,966	735,081
Sequenom, Inc.*	99,185	483,031
Streamline Health Solutions, Inc.*	108,109	570,816
SurModics, Inc.*	26,805	539,853
Symmetry Medical, Inc.*	64,158	625,541
TearLab Corp.*	106,974	474,965
Trinity Biotech PLC, Sponsored ADR	27,299	397,473
Total Health Care		15,002,424

Industrials - 21.5%
Acacia Research Corp.*	27,730	616,438
Aceto Corp.	68,949	687,422
Advisory Board Co., The*	13,594	615,128
AZZ, Inc.	14,726	561,355
Barrett Business Services, Inc.	17,986	598,034
Ceco Environmental Corp.	35,184	327,915
Chart Industries, Inc.*	8,902	538,393
Encore Capital Group, Inc.*	28,297	752,134
FuelCell Energy, Inc.*	330,121	283,904
Great Lakes Dredge & Dock Corp.	84,886	749,543
Greenbrier Cos., Inc.*	32,578	622,566
Lindsay Corp.	8,672	685,868
Manitex International, Inc.*	63,680	485,242
On Assignment, Inc.*	49,492	986,376
PowerSecure International, Inc.*	78,562	506,725
Titan International, Inc.	33,025	671,398
Wabash National Corp.*	83,552	675,936
WageWorks, Inc.*	17,482	322,893
Westport Innovations, Inc.*,1	17,723	465,229
Total Industrials		11,152,499

Information Technology - 27.4%
AOL, Inc.*	19,992	750,100
Aviat Networks, Inc.*	233,138	641,129
Bottomline Technologies, Inc.*	22,640	554,906
Callidus Software, Inc.*	150,930	635,415
Cardtronics, Inc.*	32,121	736,856
Computer Task Group, Inc.*	45,180	824,083
Demand Media, Inc.*	63,168	562,195
Ellie Mae, Inc.*	20,922	519,284

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 27.4% (continued)
Guidance Software, Inc.*	61,191	$682,280
Interactive Intelligence Group, Inc.*	24,888	799,403
Lionbridge Technologies, Inc.*	213,418	877,148
Logitech International S.A.*	71,145	505,129
Manhattan Associates, Inc.*	15,349	878,577
Marchex, Inc., Class B	64,668	269,019
Market Leader, Inc.*	77,653	516,392
MEMSIC, Inc.*	51,204	164,877
Meru Networks, Inc.*	86,189	200,820
NeoPhotonics Corp.*	77,222	414,682
PDF Solutions, Inc.*	23,627	327,943
Power-One, Inc.*	91,515	379,787
PROS Holdings, Inc.*	29,905	530,216
support.com, Inc.*	118,751	522,504
Vocus, Inc.*	48,227	822,753
Web.com Group, Inc.*	47,791	722,122
Westell Technologies, Inc., Class A*	203,401	396,632
Total Information Technology		14,234,252

	Shares	Value
Materials - 2.9%
Globe Specialty Metals, Inc.	35,404	$490,699
Headwaters, Inc.*	134,494	1,022,154
Total Materials		1,512,853
Telecommunication Services - 1.1%
inContact, Inc.*	111,072	577,574
Total Common Stocks (cost $45,261,152)		55,178,879
Other Investment Companies - 3.5%[2]
BNY Mellon Overnight Government Fund, 0.19%[3]	1,709,431	1,709,431
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06%	128,407	128,407
Total Other Investment Companies (cost $1,837,838)		1,837,838
Total Investments - 109.8% (cost $47,098,990)		57,016,717
Other Assets, less Liabilities - (9.8)%		(5,111,230)
Net Assets - 100.0%		$51,905,487

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $49,347,665 for Federal income tax purposes at November 30, 2012, the aggregate gross unrealized appreciation and depreciation were $10,852,992 and $3,183,940, respectively, resulting in net unrealized appreciation of investments of $7,669,052.

*	Non-income producing security.
[1]	Some or all of these shares, amounting to a market value of $1,653,780, or 3.2% of net assets, were out on loan to various brokers.
[2]

Yield shown for each investment company represents the November 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

As of November 30, 2012, the securities in the Fund were all valued using level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report. (See Note 1(a) in the Notes to Financial Statements.)

As of November 30, 2012, the Fund had no transfers between levels from the beginning of the reporting period.

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

November 30, 2012 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $1,653,780)	$57,016,717
Cash	5,071
Receivable for Fund shares sold	43,986
Dividends and other receivables	30,089
Receivable from affiliate	4,601
Prepaid expenses	25,366
Total assets	57,125,830
Liabilities:
Payable upon return of securities loaned	1,709,431
Payable for Fund shares repurchased	3,373,862
Accrued expenses:
Investment management and advisory fees	44,144
Distribution fees - Class A	10,805
Distribution fees - Class C	923
Trustees fees and expenses	3,468
Other	77,710
Total liabilities	5,220,343

Net Assets	$51,905,487
Net Assets Represent:
Paid-in capital	$52,541,449
Undistributed net investment loss	(769,958)
Accumulated net realized loss from investments	(9,783,731)
Net unrealized appreciation of investments	9,917,727
Net Assets	$51,905,487
Class A Shares:
Net Assets	$50,765,632
Shares outstanding	2,678,939
Net asset value and redemption price per share	$18.95
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - 5.75%)	$20.11
Class C Shares:
Net Assets	$1,139,855
Shares outstanding	63,324
Net asset value and redemption price per share	$18.00
* Investments at cost	$47,098,990

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the six months ended November 30, 2012 (unaudited)

Investment Income:
Dividend income	$147,384
Securities lending income	60,042
Foreign withholding tax	(1,239)
Total investment income	206,190

Expenses:
Investment management and advisory fees	346,008
Distribution fees - Class A	84,995
Distribution fees - Class C	6,026
Custodian	22,728
Transfer agent	22,197
Registration fees	15,788
Professional fees	14,995
Reports to shareholders	6,934
Trustees fees and expenses	743
Miscellaneous	5,251
Total expenses before offsets	525,665
Expense reimbursements	(8,773)
Expense reductions	(3)
Net expenses	516,889

Net investment loss	(310,699)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,617,227
Net change in unrealized appreciation (depreciation) of investments	1,389,367
Net realized and unrealized gain	5,006,594

Net increase in net assets resulting from operations	$4,695,895

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended November 30, 2012 (unaudited) and the fiscal year ended May 31, 2012

	November 30, 2012	May 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(310,699)	$(1,292,444)
Net realized gain on investments	3,617,227	11,787,262
Net change in unrealized appreciation (depreciation) of investments	1,389,367	(35,767,749)
Net increase (decrease) in net assets resulting from operations	4,695,895	(25,272,931)
Capital Share Transactions:
Class A:
Proceeds from sale of shares	4,113,581	17,202,743
Cost of shares repurchased	(34,997,977)	(85,084,021)
Net decrease from capital share transactions - Class A	(30,884,396)	(67,881,278)
Class C:
Proceeds from sale of shares	1,772	237,289
Cost of shares repurchased	(179,668)	(669,114)
Net decrease from capital share transactions - Class C	(177,896)	(431,825)

Total decrease in net assets	(26,366,397)	(93,586,034)
Net Assets:
Beginning of period	78,271,884	171,857,918
End of period	$51,905,487	$78,271,884
End of period undistributed net investment loss	$(769,958)	$(459,259)

Share Transactions:
Class A:
Sale of shares	222,823	945,599
Shares repurchased	(1,891,288)	(4,699,384)
Net decrease - Class A	(1,668,465)	(3,753,785)
Class C:
Sale of shares	98	13,370
Shares repurchased	(10,284)	(37,802)
Net decrease - Class C	(10,186)	(24,432)

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Class A	For the six months ended November 30, 2012	For the fiscal year ended May 31,
	(unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$17.72	$20.97	$15.28	$12.17	$19.92	$21.35
Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.19)	(0.17)	(0.16)	(0.15)	(0.22)
Net realized and unrealized gain (loss) on investments[1]	1.31	(3.06)	5.86	3.27	(7.60)	(0.97)
Total from investment operations	1.23	(3.25)	5.69	3.11	(7.75)	(1.19)
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	—	—	(0.24)
Net Asset Value, End of Period	$18.95	$17.72	$20.97	$15.28	$12.17	$19.92
Total Return[2]	6.93%[5,6]	(15.50)%	37.24%[4]	25.55%[4]	(38.91)%[4]	(5.78)%
Ratio of net expenses to average net assets	1.48%[7]	1.45%	1.40%	1.43%	1.49%	1.49%
Ratio of net investment loss to average net assets[2]	(0.89)%[7]	(1.05)%	(0.99)%	(1.09)%	(1.11)%	(1.06)%
Portfolio turnover	37%[6]	74%	88%	101%	67%	57%
Net assets at end of period (000’s omitted)	$50,765	$77,030	$169,885	$160,830	$165,444	$170,132

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.51%[7]	1.45%	1.40%	1.43%	1.49%	1.49%
Ratio of net investment loss to average net assets	(0.92)%[7]	(1.05)%	(0.99)%	(1.09)%	(1.11)%	(1.06)%

Class C	For the six months ended November 30, 2012	For the fiscal year ended May 31,
	(unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$16.89	$20.15	$14.79	$11.87	$19.58	$21.14
Income from Investment Operations:
Net investment loss[1]	(0.14)	(0.31)	(0.29)	(0.26)	(0.27)	(0.37)
Net realized and unrealized gain (loss) on investments[1]	1.25	(2.95)	5.65	3.18	(7.44)	(0.96)
Total from investment operations	1.11	(3.26)	5.36	2.92	(7.71)	(1.33)
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	—	—	(0.23)
Net Asset Value, End of Period	$18.00	$16.89	$20.15	$14.79	$11.87	$19.58
Total Return[2]	6.57%[4,5,6]	(16.18)%[4]	36.24%	24.60%[4]	(39.38)%[4]	(6.42)%
Ratio of net expenses to average net assets	2.23%[7]	2.20%	2.15%	2.18%	2.24%	2.24%
Ratio of net investment loss to average net assets[2]	(1.64)%[7]	(1.80)%	(1.73)%	(1.84)%	(1.90)%	(1.81)%
Portfolio turnover	37%[6]	74%	88%	101%	67%	57%
Net assets at end of period (000’s omitted)	$1,140	$1,242	$1,973	$2,379	$2,676	$8,596

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.26%[7]	2.20%	2.15%	2.18%	2.24%	2.24%
Ratio of net investment loss to average net assets	(1.67)%[7]	(1.80)%	(1.73)%	(1.84)%	(1.90)%	(1.81)%

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Fund previously presented in this report.

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[5]	Total return based on the published four decimal place NAV on November 30, 2012.
[6]	Not Annualized.
[7]	Annualized.

Notes to Financial Statements

November 30, 2012 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different Funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Essex Small/Micro Cap Growth Fund (the “Fund”).

The Fund offers Class A and Class C shares. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class A and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Please refer to a current prospectus for additional information on each share class.

As of October 2, 2012, the management team of Essex Investment Management Company, LLC (“Essex”), the subadvisor to the Fund, has acquired 100% of the ownership of Essex from Affiliated Managers Group, Inc. (“AMG”). As a result, AMG and Managers Investment Group LLC (“Managers”), a subsidiary of AMG and the investment manager to the Fund, are no longer affiliated with Essex.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Fund may use the fair value of a portfolio investment to calculate its Net Asset Value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (“the Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on

12

Notes to Financial Statements (continued)

market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended November 30, 2012, the custodian expense was not reduced.

Overdrafts will cause a reduction of any balance credits, computed at 2% above the Federal Funds rate on the day of the overdraft. For the six months ended November 30, 2012, overdraft fees for the Fund equaled $1,975.

The Fund also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby balance credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended November 30, 2012, the transfer agent expense was reduced by $3.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales and equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on Federal income tax returns as of November 30, 2012, and for all open tax years, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred.

13

Notes to Financial Statements (continued)

As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of November 30, 2012, the Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. The amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires
	Short-Term	Long-Term	May 31,
(Pre-Enactment)	$7,346,551	—	2018

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At November 30, 2012, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Fund as follows: two accounts collectively own 54%. Transactions by these shareholders may have a material impact on the Fund.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of AMG, serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects subadvisors for the Fund (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies.

The Fund’s investment portfolio is managed by Essex. AMG indirectly owned a majority interest in Essex until October 1, 2012, when AMG sold its entire ownership interest in Essex to the management team at Essex.

The Board of Trustees of the Trust approved, on behalf of the Fund, the continuation of Essex as the subadvisor to the Fund and approved an interim subadvisory agreement, effective October 2, 2012 (the “Interim Subadvisory Agreement”), until shareholder approval of a new subadvisory agreement (the “New Subadvisory Agreement”). The terms of the Interim Subadvisory Agreement are substantially similar to the provisions of the previous subadvisory agreement and the terms of the New Subadvisory Agreement are also expected to be similar to the provisions of the previous subadvisory agreement.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended November 30, 2012, the annual investment management fee rate, as a percentage of average daily net assets, was 1.00%.

The Investment Manager has contractually agreed, through at least October 1, 2014, to waive fees and pay or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to 1.49% of the Fund’s average daily net assets.

The Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed the Fund’s expense cap.

For the six months ended November 30, 2012, the Fund’s components of reimbursement available are detailed in the following chart:

Reimbursement Available - 05/31/12	—
Additional Reimbursements	$8,773
Repayments	—
Expired Reimbursements	—

Reimbursement Available - 11/30/12	$8,773

The aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

14

Notes to Financial Statements (continued)

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class A and Class C shares in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, the Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class A shares and 1.00% annually of the Fund’s average daily net assets attributable to Class C shares.

The Plan further provides for periodic payments by the Trust or MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of the Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended November 30, 2012, the Fund borrowed varying amounts not exceeding $3,926,347, for 13 days, paying interest of $1,315. The interest paid is included in the Statement of Operations as miscellaneous expense. For the same period, the Fund did not lend to any other Managers Funds. At November 30, 2012, the Fund had no loans outstanding.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended November 30, 2012, were $25,064,327 and $53,795,857, respectively. There were no purchases and sales of U.S. Government obligations for the Fund.

4.	Portfolio Securities Loaned

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM. For the six months ended November 30, 2012, the Fund participated in the program.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has had no prior claims or losses and expects the risk of loss to be remote.

6.	New Accounting Pronouncements

In December 2011, the Financial Account Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011- 11 “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the Fund’s financial statements and disclosures.

7.	Subsequent Events

Effective at the close of business on November 30, 2012, Class A shares of the Fund will no longer be available for purchase, Class A shares will no longer charge a front-end sales load and will be renamed Investor Class shares.

At the close of business on November 30, 2012, all outstanding Class C shares of the Fund were converted to a number of full and/ or fractional Investor Class shares equal in value to the shareholder’s Class C shares of the Fund.

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require additional disclosure in or adjustment of the Fund’s financial statements.

15

Annual Renewal of Investment Advisory and Subadvisory Agreements (unaudited)

Approval of Interim Subadvisory Agreement on September 20-21, 2012

On September 20-21, 2012, the Board of Trustees (the “Board” or the “Trustees”), including a majority of the Trustees who are not “interested persons” of Managers AMG Funds (the “Independent Trustees”), approved an interim subadvisory agreement between Managers Investment Group LLC (“Managers” or the “Investment Manager”) and Essex Investment Management Company, LLC (“Essex” or the “Subadvisor”) (the “Interim Subadvisory Agreement”) with respect to the Essex Small/Micro Cap Growth Fund (the “Fund”), a new subadvisory agreement between Managers and Essex (the “New Subadvisory Agreement”) with respect to the Fund, and the presentation of the New Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose. The Interim Subadvisory Agreement and New Subadvisory Agreement were presented for approval because the former subadvisory agreement between Managers and Essex with respect to the Fund (the “Former Subadvisory Agreement”) was expected to terminate in connection with Affiliated Managers Group, Inc.’s sale of its entire ownership interest in Essex to the management team of Essex (the “Transaction”).

The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of the New Subadvisory Agreement. In considering the New Subadvisory Agreement, the Trustees considered the information relating to the Fund and the Subadvisor provided to them in connection with their September 20-21, 2012 meeting, and also considered generally the information relating to the Fund and the Subadvisor provided to them in connection with their meeting on June 21-22, 2012, which was the meeting in which the Trustees considered and approved the renewal of the Former Subadvisory Agreement for an additional one-year period. In connection with the June 21-22, 2012 meeting, the information provided to the Trustees included comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the Russell 2000® Growth Index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts. The Trustees also considered the other information provided to them on a periodic basis throughout the year, including at their meeting on June 21-22, 2012, regarding the nature, extent and quality of services provided by the Subadvisor under the Former Subadvisory Agreement. Prior to voting, the Independent Trustees met with their independent legal counsel in a private session at which no representatives of management were present.

Nature, extent, and quality of services

In considering, at their June 21-22, 2012 meeting, the nature, extent and quality of the services provided by the Subadvisor, the Trustees reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”)

used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations at such meeting, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also considered the Subadvisor’s risk management processes. The Trustees also took into account, at their September 20-21, 2012 meeting, the financial condition of the Subadvisor with respect to its ability to provide the same level of services under the New Subadvisory Agreement as under the Former Subadvisory Agreement.

The Trustees, at their September 20-21, 2012 meeting, reviewed information relating to the Transaction and the role of current Essex personnel under the New Subadvisory Agreement following the Transaction and noted that the role of such personnel would be identical. The Trustees considered the investment philosophy, strategies and techniques that are intended to be used by Essex in managing the Fund. Among other things, the Trustees reviewed updated biographical information on portfolio management and other professional staff, information regarding Essex’s organizational and management structure and Essex’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at Essex with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In this regard, the Trustees observed that Essex had extensive experience managing equity assets. The Trustees noted that Essex has served as Subadvisor to the Fund since the commencement of the Fund’s operations in 2002 and that the same personnel would continue to serve as portfolio managers to the Fund.

Performance

Among other information relating to the Fund’s performance, the Trustees noted, at their June 21-22, 2012 meeting, that the Fund’s performance for Class A shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2012 was below, below, below and above, respectively, the median performance of the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark. The Trustees took into account management’s discussion of the Fund’s performance, both at their June 21-22, 2012 meeting and at their September 20-21, 2012 meeting. At their June 21-22, 2012 meeting, the Trustees took into account the factors that led to the Fund’s recent underperformance. At such meeting, the Trustees also considered the Subadvisor’s performance as compared to an appropriate peer group of managed

16

Annual Renewal of Investment Advisory and Subadvisory Agreements (continued)

accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Trustees concluded that the Fund’s performance is being addressed and that the prospects for adequate future performance supported the approval of the New Subadvisory Agreement.

Subadvisory Fees and Profitability

The Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor. In considering the reasonableness of the subadvisory fee, the Trustees reviewed information provided by Essex regarding the cost to Essex of providing subadvisory services to the Fund and the resulting profitability from such relationships, and noted that, because Managers would no longer be an affiliate of Essex following the Transaction, such profitability would not be directly or indirectly shared with Managers. The Trustees relied on the ability of Managers to negotiate the terms of the New Subadvisory Agreement at arm’s length as part of the manager-of-managers structure.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund. The Trustees, however, noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by Essex to be a material factor in their deliberations at this time. In addition, because the subadvisory fees are paid by the Investment Manager out of its advisory fee, the Trustees did not rely upon comparisons of the subadvisory fees with those under other investment advisory contracts. Taking into account all of the foregoing, the Trustees concluded that, in light of the nature, extent and quality of the services provided to-date by the Subadvisor, and the other considerations noted above with respect to the Subadvisor, the Fund’s subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the New Subadvisory Agreement: (a) the Subadvisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the New Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy

is appropriate for pursuing the Fund’s investment objectives; and (c) the Subadvisor maintains appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the New Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on September 20-21, 2012, the Trustees, including a majority of the Independent Trustees, voted to approve the New Subadvisory Agreement.

Based on the same factors and conclusions, the Trustees also approved the Interim Subadvisory Agreement between Managers and Essex with respect to the Fund, such agreement to take effect upon the termination of the Former Subadvisory Agreement and to terminate no later than 150 days after its effectiveness

17

Annual Renewal of Investment Advisory and Subadvisory Agreements (continued)

Approval of Investment Management and Subadvisory Agreements on June 21-22, 2012

On June 21-22, 2012, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Essex Small/Micro Cap Growth Fund (the “Fund”) and the Subadvisory Agreement with the Subadvisor with respect to the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 21-22, 2012, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent, and quality of services

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain an expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class A shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2012 was below, below, below and above, respectively, the median performance of the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the Russell 2000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance. The Trustees also took into account the factors that led to the Fund’s recent underperformance. The Trustees concluded that the Fund’s performance is being addressed.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance

18

Annual Renewal of Investment Advisory and Subadvisory Agreements (continued)

with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Advisory and Subadvisory Fees and Profitability

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor with respect to the Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund. The Trustees also noted management’s discussion of the current asset level of the Fund, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the current asset levels of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. The Board also took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost to the Subadvisor of providing subadvisory services to the Fund and the resulting profitability from the relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager.

The Trustees noted the current asset levels of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations at this time. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their considerations at this time.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.49% for Class A shares and 2.24% for Class C Shares. The Trustees took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 21-22, 2012, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements for the Fund.

19

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Ave.

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Ave.

Norwalk, CT 06854

(800) 835-3879

Subadvisor

Essex Investment Management Co., LLC

125 High Street, 29th Floor

Boston, MA 02110

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION
CADENCE MID-CAP
CADENCE EMERGING COMPANIES
Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH
Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY
FQ U.S. EQUITY
First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH
Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY
Gannett Welsh & Kotler, LLC

MICRO-CAP
Lord, Abbett & Co. LLC
WEDGE Capital Management L.L.P.
Next Century Growth Investors LLC
RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES
Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH
Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO
Skyline Asset Management, L.P.

SPECIAL EQUITY
Ranger Investment Management, L.P.
Lord, Abbett & Co. LLC
Smith Asset Management Group, L.P.
Federated MDTA LLC

SYSTEMATIC VALUE
SYSTEMATIC MID CAP VALUE
Systematic Financial Management, L.P.

TIMESSQUARE INTERNATIONAL SMALL CAP FUND
TIMESSQUARE MID CAP GROWTH
TIMESSQUARE SMALL CAP GROWTH
TSCM GROWTH EQUITY
TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY
TRILOGY EMERGING MARKETS EQUITY
TRILOGY INTERNATIONAL SMALL CAP
Trilogy Global Advisors, L.P.

YACKTMAN FUND
YACKTMAN FOCUSED FUND
Yacktman Asset Management L.P.

CHICAGO EQUITY PARTNERS BALANCED
Chicago Equity Partners, LLC

ALTERNATIVE FUNDS
FQ GLOBAL ALTERNATIVES
FQ GLOBAL ESSENTIALS
First Quadrant, L.P.

INCOME FUNDS
BOND (MANAGERS)
GLOBAL INCOME OPPORTUNITY
Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)
Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE
Miller Tabak Asset Management LLC

GW&K FIXED INCOME FUND
GW&K MUNICIPAL BOND
GW&K MUNICIPAL ENHANCED YIELD
Gannett Welsh & Kotler, LLC

HIGH YIELD
J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT
SHORT DURATION GOVERNMENT
Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)	(1)	Not applicable.

(a)	(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a)	(3)	Not applicable.

(b)		Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	February 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	February 4, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	February 4, 2013